Note 2 - Summary of significant accounting policies: Other receivables and other current assets (Details) - USD ($)			12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Details
Allowance for Credit Loss, Receivable, Other, Current	$ 278,776	$ 252,947	$ 278,776	$ 252,947	$ 239,594
Other Receivable And Other Current Assets Credit Loss Expense Reversal	$ 38,690	$ 20,247	$ 38,690	$ 20,247